PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited)
1
Voya Target
Retirement 2035 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 31.2%
152,715  iShares Core S&P Mid-
Cap ETF
$ 9,950,910
4.0
220,785  iShares Core U.S.
Aggregate Bond ETF
21,959,276
8.8
206,577  SPDR Portfolio High
Yield Bond ETF
4,924,796
2.0
464,845  Vanguard FTSE
Developed Markets
ETF
27,291,050
10.9
119,546  Vanguard FTSE
Emerging Markets ETF
6,160,205
2.5
134,174  Vanguard Long-Term
Treasury ETF
7,431,898
3.0
Total Exchange-Traded
Funds
(Cost $71,767,049)
77,718,135
31.2
MUTUAL FUNDS : 68.6%
Affiliated Investment Companies : 26.3%
4,276,728  Voya Intermediate
Bond Fund - Class R6
37,677,976
15.1
1,454,397  Voya Multi-Manager
International Equity
Fund - Class I
17,830,903
7.1
43,554  Voya Small Cap
Growth Fund - Class
R6
1,949,021
0.8
204,918  Voya Small Company
Fund - Class R6
3,196,715
1.3
401,072  Voya VACS Series
EME Fund
5,089,604
2.0
65,744,219
26.3
Unaffiliated Investment Companies : 42.3%
469,181  Fidelity 500 Index
Fund
105,453,077
42.3
Total Mutual Funds
(Cost $159,422,120)
171,197,296
68.6
Total Long-Term
Investments
(Cost $231,189,169)
248,915,431
99.8
Total Investments in
Securities
(Cost $231,189,169) $ 248,915,431 99.8
Assets in Excess of
Other Liabilities 412,312 0.2
Net Assets $ 249,327,743 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)
2
Voya Target
Retirement 2035 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 77,718,135 $ — $ — $ 77,718,135
Mutual Funds 171,197,296 — — 171,197,296
Total Investments, at fair value $ 248,915,431 $ — $ — $ 248,915,431
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 32,749,795 $ 4,948,692 $ (572,261) $ 551,750 $ 37,677,976 $ 412,752 $ 55 $ —
Voya Multi-Manager International
Equity Fund - Class I
15,713,664 1,826,695 (378,657) 669,201 17,830,903 — 32,908 —
Voya Small Cap Growth Fund -
Class R6
— 1,805,118 (19,519) 163,422 1,949,021 — 654 —
Voya Small Company Fund - Class
R6
— 3,008,530 (31,449) 219,634 3,196,715 — 827 —
Voya VACS Series EME Fund
4,461,642 418,413 (259,463) 469,012 5,089,604 — 10,267 —
$ 52,925,101 $ 12,007,448 $ (1,261,349) $ 2,073,019 $ 65,744,219 $ 412,752 $ 44,711 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 17,894,613
Gross Unrealized Depreciation (168,352)
Net Unrealized Appreciation $ 17,726,261